Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of current and deferred portion of income tax expense
	For the years ended December 31,
	2022	2021	2020
Current income tax expense	$9	$-	$-
Deferred income tax expense	-	-	-
Total income tax expense	$9	$-	$-

Schedule of loss before provision for income tax
	For the years ended December 31,
	2022	2021	2020
Mainland China	$17,416,280	$13,055,022	$12,649,751
Others	23,834,597	9,798	-
Total loss before income tax provision	$41,250,877	$13,064,820	$12,649,751

Schedule of reconciliation statutory income tax rate
	For the years ended December 31,
	2022	2021	2020
Statutory income tax rate in PRC	25.0%	25.0%	25.0%
Tax effect of non-deductible items	(1.0)%	(2.7)%	(2.7)%
Tax effect of undeclared expenses	(5.5)%	-	-
Tax effect of R&D expense additional deduction	7.2%	-	-
Tax effect of fair value changes	(0.1)%	-	-
Tax effect of share-based compensation	(1.9)%
Tax effect of income tax rate differences in jurisdictions other than the PRC	(10.4)%	-	-
Tax effect of net operating loss not applicable to carryforwards	(6.8)%	(8.3)%	-
Changes in valuation allowance	(6.5)%	(14.0)%	(22.3)%
Effective tax rate	-	-	-

Schedule of deferred tax assets
	As of December 31,
	2022	2021
Deferred tax assets：
Net operating loss carried forward	$18,487,390	$13,163,121
State net operating loss carried forwards for US entity	733	-
Accrued expenses	553,354	4,590,843
Allowance for doubtful accounts	-	39,230
Total deferred tax assets	19,041,477	17,793,194
Less: valuation allowance	(19,041,477)	(17,793,194)
Deferred tax assets, net of valuation allowance	$-	$-

Schedule of rollforward of valuation allowance
Rollforward of valuation allowance
Balance as of December 31, 2021	$17,793,194
Allowance made during the year	2,666,584
Effect of exchange rate differences	(1,418,301)
Balance as of December 31, 2022	$19,041,477

Schedule of operating loss carry forward
	Net operating loss carry forward due by schedule
	2023	2024	2025	2026	2027	Total
Net operating loss carry forward	20,244,602	9,508,787	4,878,538	2,276,968	36,246,563	73,155,458